Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease (increase) in accounts receivables	$ 54	$ (116)
Decrease in prepaid expenses	20	67
(Decrease) increase in trade payables and accrued liabilities	123	1,510
Total changes in working capital	$ 197	$ 1,461